RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The amounts in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	December 31, 2017	January 1, 2017

DSUs	$9,460	$6,481
The amount for compensation expense recognized in net earnings for key management personnel was as follows:

	2017	2016

Short-term employee benefits	$9,446	$7,422
Post-employment benefits	205	157
Share-based payments	10,932	10,132
	$20,583	$17,711